Fair Value Measurements - Carrying amount and estimated fair value of senior notes and junior subordinated debentures (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended
	Jun. 26, 2021	Dec. 26, 2020	Sep. 26, 2020	Dec. 28, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross	$ 1,665,217	$ 1,549,792		$ 1,601,632
Increase decrease in contingent consideration liability		$ 3,515
Debt Instrument, Interest Rate, Stated Percentage	11.60%	11.60%
Gain on revaluation	$ 1,212
Resharp
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Increase decrease in contingent consideration liability	1,097	$ 3,900
Instafob
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Increase decrease in contingent consideration liability	115
6.375% Senior Notes, due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross	330,000	330,000
Estimated Fair Value	$ 330,330	327,525
Debt Instrument, Interest Rate, Stated Percentage	6.375%		6.375%	6.375%
11.6% Junior Subordinated Debentures - Preferred
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross	$ 105,443	105,443
Estimated Fair Value	$ 120,514	$ 128,022
Debt Instrument, Interest Rate, Stated Percentage			11.60%